Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net Loss	$ (696)	$ (2,326)
Adjustments Required to Present Cash Flows from Operating Activities:
Depreciation and amortization	54	67
Increase (decrease) in liability for employee benefits, net	(1)	(1)
Revaluation of derivatives measured at fair value through profit and loss		(31)
Other finance expenses, net	20	11
Share-based compensation	428	2,804
Total income and expenses not involving cash flows	501	2,850
Changes in asset and liability line items:
Decrease (increase) in trade receivables	392	1,993
Decrease (increase) in other current assets	114	(227)
Decrease (increase) in inventory	(95)	(231)
Increase (Decrease) in trade payables	(368)	(1,021)
Increase (Decrease) in other accounts payables	(488)	(635)
Total changes in asset and liability	(445)	(121)
Net cash provided by (used in) operating activities	(640)	403
Cash flow from investing activities
Increase in long-term bank deposit	(10)	(11)
Increase in long-term deposit others	(50)
Purchase of marketable securities, net	(2,961)
Purchase of property, plant and equipment	(42)	(4)
Net cash used in investing activities	(3,063)	(15)
Cash flows from financing activities
Repayment of loans from related parties	(32)	(17)
Repayment of warrants to Bank Mizrahi	(165)
Repayment of loans from banking corporations	(39)	(40)
Repayment to former shareholders	(250)
Issuance of Ordinary Shares in the IPO, net	4,324
Repayment of lease liabilities	(33)	(44)
Net cash provided by (used in) financing activities	3,805	(101)
Exchange rate differentials for cash and cash equivalent balances	(2)	(5)
Increase in cash and cash equivalents	100	282
Cash and cash equivalents balance at the beginning of the year	568	69
Cash and cash equivalents balance at the end of the year	668	351
Interest paid	3	6
Recognition of right-of-use asset against a lease liability		39
SAFE conversion	$ 456